N-4	Oct. 13, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Annuity Account A of Protective Life
Entity Central Index Key	0001050785
Entity Investment Company Type	N-4
Document Period End Date	Oct. 13, 2025
Amendment Flag	false
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

The purpose of this supplement is to remove certain limitations from optional death benefit and lifetime income benefit riders. The changes are effective immediately and also apply to previously issued optional benefit riders.

The $5 million Benefit Base limitation under the optional SecurePay Protector rider and optional SecurePay Investor rider no longer applies. All references stating that “The Benefit Base can never be greater than $5 million” are removed from the prospectus.

The Contract Value plus $1,000,0000 maximum death benefit limitation under the optional Return of Purchase Payments Death Benefit rider and optional Maximum Anniversary Value Death Benefit rider no longer applies. All references stating that the death benefit under these riders “will never be more than the Contract Value plus $1,000,000” are removed from the prospectus.